GOING CONCERN AND MANAGEMENT'S LIQUIDITY PLANS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Going Concern And Managements Liquidity Plans
Cash	$ 577,010		$ 11,342	$ 92,455
Working capital deficit	4,034,449		1,583,971
Net cash provided by operating activities	(954,769)	$ (1,659,640)	(2,540,395)	(1,999,400)
Proceeds from notes payable	250,000
Proceeds from sale of common stock and stock subscriptions	1,300,000
Proceeds from convertible notes payable		1,660,000	1,660,000	2,714,448
Proceeds from sale of common stock	$ 150,000	$ 940,000	$ 940,000	$ 100,000